Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Operating Revenues	R$ 144,857	R$ 126,374	R$ 100,199
Interest and similar income	190,273	129,253	114,369
Interest and similar expenses	(138,515)	(69,305)	(73,558)
Income of Financial Assets and Liabilities at Fair Value through Profit or Loss	34,173	16,678	6,553
Foreign exchange results and exchange variations in foreign transactions	1,280	(1,417)	2,689
Commissions and Banking Fees	46,378	42,324	38,557
Income from insurance and private pension operations before claim and selling expenses	5,938	5,354	4,488
Revenues from insurance premiums and private pensions	18,122	15,023	14,804
Change in provision for insurance and private pension	(12,184)	(9,669)	(10,316)
Other income	5,330	3,487	7,101
Expected Loss from Financial Assets and Claims	(29,287)	(14,379)	(25,980)
Expected Loss with Loan and Lease Operations	(28,150)	(14,001)	(24,452)
Expected Loss with Other Financial Asset, net	413	1,222	(174)
(Expenses) / Recovery of claims	(1,550)	(1,600)	(1,354)
Operating Revenues Net of Expected Losses from Financial Assets and Claims	115,570	111,995	74,219
Other operating income / (expenses)	(78,037)	(69,764)	(68,989)
General and administrative expenses	(69,164)	(62,549)	(64,207)
Tax expenses	(9,545)	(8,379)	(6,181)
Share of profit or (loss) in associates and joint ventures	672	1,164	1,399
Income / (loss) before income tax and social contribution	37,533	42,231	5,230
Current income tax and social contribution	(6,595)	(6,661)	(8,655)
Deferred income tax and social contribution	(201)	(7,186)	18,489
Net income / (loss)	30,737	28,384	15,064
Net income attributable to owners of the parent company	29,702	26,760	18,896
Net income / (loss) attributable to non-controlling interests	R$ 1,035	R$ 1,624	R$ (3,832)